Trade Accounts Receivables Factoring Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Notes And Loans Receivable [Line Items]
Decrease in trade receivables	$ 40,744	$ 117,925	$ 4,606
Servicing fees	667	1,298	1,563
Factoring Agreement
Accounts Notes And Loans Receivable [Line Items]
Decrease in trade receivables	(178,494)	(473,815)	(572,662)
Servicing fees	$ 667	$ 1,298	$ 1,563